Stock-Based Compensation (Details) - USD ($)		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Average exercise price per share		$ 0.63	$ 0.44
Number of shares awarded		29,420
Stock Compensation Expense		$ 1,349,000	$ 721,000
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Compensation Expense		$ 1,297	$ 721
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation expense expected to be recognized over the weighted average period		2 years 9 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 1,610
Unrecognized compensation expense		$ 684
2010 Stock Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Maximum number of shares authorized for issuance	16,942,546
Percentage of exchange ratio used to determine the number of restricted stock units granted as right to receive		(10.00%)
Aggregate number of options to purchase		4,901,207
Average exercise price per share		$ 0.62
2010 Stock Plan [Member] | Legacy Shapeways Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of recapitalization conversion ratio for conversion in to common stock	90.00%
2021 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Maximum number of shares authorized for issuance		7,621,401
Number of shares awarded		1,070,812
Number of shares remain available for issuance		6,550,589
Weighted-average grant-date fair value per stock option granted		$ 0.17	$ 0.18
Unrecognized compensation expense		$ 64,000
Unrecognized compensation expense expected to be recognized over the weighted average period		1 year 9 months 3 days
Number of shares available for purchase		895,721
Number of shares purchased		0